Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net profit (loss)	$ 286,142	$ 917,687	$ (205,158)
Adjustments for items not affecting cash:
Depreciation of property, plant and equipment	199,668	124,413	3,345
Amortization of intangible assets	143,308	17,524
Impairment loss of property, plant and equipment			13,719
Impairment loss of inventories			53,467
Gain on termination of lease liabilities		(8,193)
Non-cash operating lease expense	63,691	27,179	21,764
Deferred income tax	(56,267)	103,870
Provision for current expected credit loss	94,835
Changes in operating assets and liabilities
Accounts receivable	(1,346,044)	(1,913,882)	2,442
Inventories	39,583	(64,013)	(53,467)
Prepaid expenses	751	(13,194)	22
Loan receivable	(216,800)
Other receivables	(1,509)	(10,190)	521
Accounts payable & accrued liabilities	685,659	819,603	(2,237)
Contract liabilities	89,161	(63,968)	73,833
Accrued payroll liabilities	2,482	2,449	5,146
Lease liabilities	(63,243)	(30,159)	(8,165)
Income tax payable	255,772	118,895
Other payables	27,158	34,330	4,165
Net cash (used in) provided from operating activities	204,347	62,351	(90,603)
Cash Flows from Investing Activities:
Purchase of intangible asset	(303,319)
Purchase of property, plant and equipment	(795,234)	(3,024)	(17,252)
Net cash used in investing activities	(1,098,553)	(3,024)	(17,252)
Cash Flows from Financing Activities:
Deferred costs incurred	(531,426)
Net proceeds from share issuance	1,800,000
Net proceeds borrowed from related parties	216,265	38,888	93,800
Net cash provided by financing activities	1,484,839	38,888	93,800
Effect of exchange rate changes on cash	(26,205)	11,625	20,157
Net increase (decrease) in cash	564,428	109,840	6,102
Cash, beginning of year	121,368	11,528	5,426
Cash, end of year	685,796	121,368	11,528
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid
SUPPLEMENTAL NON-CASH TRANSACTION INFORMATION:
Payment of cost of sales paid by related parties			56,580
Operating lease paid by a related party			38,246
Operating expenses paid by a related party			46,740
Purchase of property, plant and equipment paid by a related party			13,679
Right-of-use assets acquired in exchange for operating lease liabilities		253,500
Disposal of right-of-use assets		89,703
Purchase of property, plant and equipment		$ 1,133,919